Gain (loss) on disposal of PP&E and intangibles and impairment	12 Months Ended
Dec. 31, 2020
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Gain (loss) on disposal of PP&E and intangibles and impairment

28. Gain (loss) on disposal of PP&E and intangibles and impairment

The gain or loss is determined as the difference between the selling price and residual book value of the investment, PP&E, and intangible asset. In 2020 the gain was R$ 76,150 (losses of R$ 30,019 in 2019 and losses of R$ 22,088 in 2018), represented primarily from sale of PP&E. In 2019 the impairment tests identified the need to recognize a loss in the amount of R$ 593,280 for Extrafarma's goodwill.